Cash and cash equivalents (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Current assets [Abstract]
Cash at bank	$ 38,657	$ 109,970
Cash on deposit (cash equivalents)	30,237	0
Cash and cash equivalents	$ 68,894	$ 109,970	$ 38,990	$ 1,956